INVESTMENT IN AN ASSOCIATE (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	May 22, 2019	Nov. 30, 2017	Mar. 31, 2020	Mar. 31, 2019
Disclosure of associates [line items]
Proportion of ownership interest held			28.80%	29.60%
New Pacific Metals Corp ("NUAG") [Member]
Disclosure of associates [line items]
Warrant exercised	1,500,000
Proceeds from warrant	$ 2,349
Gain on dilution		$ 723
Reclassification of loss from other comprehensive inome		$ 21
New Pacific Metals Corp ("NUAG") [Member] | Top of Range [Member]
Disclosure of associates [line items]
Percentage of ownership diluted	29.80%
New Pacific Metals Corp ("NUAG") [Member] | Bottom of Range [Member]
Disclosure of associates [line items]
Percentage of ownership diluted	28.90%
Pan American Silver Corp [Member]
Disclosure of associates [line items]
Warrant exercised	8,000,000